Stock-based Compensation Plans - Stock Options, Fair Value Assumptions (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	788,188
Exercise price (cad per share)	CAD 37.30
Grant date fair value (cad per share)	CAD 2.41
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	788,188	667,244
Exercise price (cad per share)	CAD 37.30	CAD 39.25
Grant date fair value (cad per share)	CAD 2.41	CAD 2.46
2012 Plan | Options
Assumptions:
Dividend yield (percent)	3.90%	3.60%
Expected volatility (percent)	16.40%	14.60%
Risk-free interest rate	0.70%	0.90%
Weighted average expected life (years)	5 years 6 months	5 years 6 months
Volume weighted average share price (period)	5 days